Segmented financial information	12 Months Ended
Dec. 31, 2021
Segmented financial information
Segmented financial information

15.Segmented financial information

The Company has determined it has two reportable business segments namely technology and related revenue and technology services. The technology segment, develops, distributes and licenses computer-based digital solutions based on the Company’s proprietary technology; and the technology service segment, provides recording and transcription services.

The Company’s reportable segments are strategic business segments that offer different products and/or services. These business segments work on different business models and operate autonomously. The Company does not segregate sales and associated costs by individual technology products. Accordingly, segmented information on revenue and associated costs is only provided for the full line of software solutions currently offered by the Company.

The Chief Executive Officer, Chief Operating Officer, and Chief Financial Officer are the operating decision makers and regularly reviews our operations and performance by segment. They review segment gain (loss) as the key measure of profit for the purpose of assessing performance of each segment and to make decisions about the allocation of resources.

Financial information by reportable business segment is as follows:

	Year ended December 31, 2021
	Technology
	and related	Technology
	revenue	services	Corporate	Total
Consolidated income (loss)
Revenue	$4,370,074	$26,676,738	$—	$31,046,812
Gross profit	3,249,849	11,673,110	—	14,922,959
Selling and administrative expenses	7,467,520	6,799,249	4,852,944	19,119,713
Stock-based compensation	1,195,762	7,299,427	—	8,495,189
Research and development expenses	1,092,108	—	—	1,092,108
Depreciation and amortization	1,902,822	2,738,779	—	4,641,601
Foreign exchange loss (gain)	110,098	(87,968)	—	22,130
Interest, accretion and other financing expense	24,543	10,169	2,263,494	2,298,206
Gain on contingent consideration	—	(332,569)	—	(332,569)
Gain on revaluation of options	(144,707)	(883,348)	—	(1,028,055)
Gain on revaluation of RSUs	(34,147)	(208,448)	—	(242,595)
Gain on revaluation of the derivative warrant liability	(192,582)	(1,175,598)	—	(1,368,180)
Restructuring costs	312,794	119,908	—	432,702
Business acquisition costs	—	—	539,734	539,734
Other income	(21,372)	9,369	—	(12,003)
Current income tax recovery	—	(875)	—	(875)
Deferred income tax expense	—	944,602	—	944,602
Segment loss	(8,462,990)	(3,559,587)	(7,656,172)	(19,678,749)
Consolidated balance sheet
Total segment assets	$17,445,526	$30,246,178	$—	$47,691,704
Total segment current liabilities	1,560,567	8,732,796	—	10,293,363
Total segment non-current liabilities	—	3,527,656	11,781,127	15,308,783

	Year ended December 31, 2020
	Technology
	and related	Technology
	revenue	services	Corporate	Total
Consolidated income (loss)
Revenue	$3,201,837	$28,547,856	$—	$31,749,693
Gross profit	2,169,414	13,980,842	—	16,150,256
Selling and administrative expenses	6,012,270	4,606,557	416,075	11,034,902
Stock-based compensation	—	—	725,316	725,316
Research and development expenses	1,074,178	—	—	1,074,178
Depreciation and amortization	2,429,329	2,829,914	—	5,259,243
Foreign exchange gain	(65,303)	(67,003)		(132,306)
Interest, accretion and other financing expense	26,746	—	6,124,720	6,151,466
Other income	(25)	(10,348)	—	(10,373)
Loss on revaluation of conversion feature liability	—	—	1,308,440	1,308,440
Gain on contingent consideration	—	(946,503)	—	(946,503)
Impairment of intangibles	—	2,258,369	—	2,258,369
Loss on repayment of long-term debt	—	—	1,497,804	1,497,804
Business acquisition costs	—	—	19,058	19,058
Current income tax expense	—	106,986	—	106,986
Deferred income tax expense (recovery)	61,879	(1,112,897)	—	(1,051,018)
Segment income (loss)	(7,369,660)	6,315,767	(10,091,413)	(11,145,306)

Consolidated balance sheet
Total segment assets	$18,908,266	$23,811,393	—	$42,719,659
Total segment current liabilities	2,411,430	5,948,073	126,503	8,486,006
Total segment non-current liabilities	—	2,993,328	11,093,401	14,086,729

	Year ended December 31, 2019
	Technology
	and related	Technology
	revenue	services	Corporate	Total
Consolidated income (loss)
Revenue	$3,461,060	$21,635,248	$—	$25,096,308
Gross profit	1,799,404	9,020,583	—	10,819,987
Selling and administrative expenses	1,397,310	4,576,823	2,980,379	8,954,512
Stock-based compensation	—	—	195,113	195,113
Research and development expenses	994,640	—	—	994,640
Depreciation and amortization	1,555,543	1,946,886	—	3,502,429
Foreign exchange (gain) loss	660,482	(443,442)	—	217,040
Interest, accretion and other financing expense	29,918	2,436,720	—	2,466,638
Gain on revaluation of conversion feature liability	—	—	(2,330,964)	(2,330,964)
Other (income) expense	—	(1,340)	762,575	761,235
Business acquisitions costs	—	—	484,387	484,387
Tax expense (recovery)	(18,978)	118,133	—	99,155
Segment income (loss)	(2,819,511)	386,803	(2,091,490)	(4,524,198)

Consolidated balance sheet
Total segment assets	$6,051,627	$14,717,172	$—	$20,768,799
Total segment current liabilities	2,360,626	3,114,908	2,485,882	7,961,416
Total segment non-current liabilities	—	6,995,679	3,601,182	10,596,861

Property and equipment are located in the following countries:

	December 31, 2021	December 31, 2020
Australia	$325,228	$95,324
Canada	113,242	120,511
United Kingdom	14,084	—
United States	8,420	—
	$460,974	$215,835